Securities Act File No. 33-849
                                                  Securities Act File No. 33-847
                                                Securities Act File No. 33-67852
                                                Securities Act File No. 33-56881
                                                Securities Act File No. 02-34552
                                                Securities Act File No. 33-91706
                                                Securities Act File No. 33-56094
                                                Securities Act File No. 02-91302
                                                Securities Act File No. 02-14767
                                                Securities Act File No. 02-48906
                                                Securities Act File No. 33-72226
                                                Securities Act File No. 33-05827

                                  PILGRIM FUNDS

                      Supplement dated September 1, 2000 to
                   the Class Q Prospectus dated July 31, 2000

         (This Supplement supercedes the Supplement dated July 31, 2000)

1.   PILGRIM GNMA INCOME FUND -- CLASS Q

Class Q shares of Pilgrim GNMA Income Fund are not currently available for purchase. All references in the prospectus to Class Q shares of GNMA Income Fund should be disregarded.

2.   ACQUISITION OF RELIASTAR FINANCIAL CORP. BY ING GROEP N.V.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar Financial Corp. (NYSE: RLR), the indirect parent company of Pilgrim Investments, Inc. ("Pilgrim Investments"), Adviser to the Funds, and Pilgrim Securities, Inc. ("Pilgrim Securities"), Distributor to the Funds. ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Pilgrim Investments and Pilgrim Securities are expected to remain intact after the acquisition. Pilgrim Investments does not currently anticipate that there will be any changes in the investment personnel primarily responsible for management of the Funds as a result of the acquisition.

Under the provisions of the advisory contracts between the Pilgrim Funds and Pilgrim Investments, those agreements might be deemed to terminate automatically at the time of the acquisition. As a result, the Board of Directors/Trustees and the shareholders of the Funds approved new advisory contracts between the Pilgrim Funds and Pilgrim Investments, and the Sub-Advisers to the Funds, which took effect immediately after the acquisition.

3. TERMINATION OF SUB-ADVISER FOR PILGRIM LARGECAP GROWTH FUND, PILGRIM WORLDWIDE GROWTH FUND, PILGRIM INTERNATIONAL CORE GROWTH FUND, PILGRIM EMERGING COUNTRIES FUND, AND PILGRIM CONVERTIBLE FUND.

Effective October 1, 2000, Nicholas-Applegate Capital Management ("NACM") will no longer serve as Sub-Adviser of Pilgrim LargeCap Growth Fund ("LargeCap Growth Fund"), Pilgrim Worldwide Growth Fund ("Worldwide Growth Fund"), Pilgrim
International Core Growth Fund ("International Core Growth Fund"), Pilgrim Emerging Countries Fund ("Emerging Countries Fund") and Pilgrim Convertible Fund ("Convertible Fund") (collectively, the "Funds"). NACM currently serves as a Sub-Adviser to Pilgrim Investments which is the Adviser for those Funds.

Effective October 1, 2000, Pilgrim Investments will manage directly these Funds under its existing Investment Management Agreement. The fees payable to Pilgrim Investments for serving as Adviser will not change.

Effective October 1, 2000, Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of Pilgrim Investments, and Thomas J. Sullivan will share responsibility for the day-to-day management of LargeCap Growth Fund. Ms. Lisanti also will be primarily responsible for the day-to-day management of the domestic equity component of Worldwide Growth Fund. The biography for Ms. Lisanti is set forth in the Prospectus. Thomas J. Sullivan has been a Partner and Equity Trader for First NY Securities, LLC in New York since April, 2000. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at NACM and part of the team that managed LargeCap Growth Fund. Mr. Sullivan was also the co-manager of the Pilgrim MidCap Growth Fund during that time and was the lead manager of the Nicholas-Applegate US Growth Equity Offshore Fund.

Effective October 1, 2000, Richard T. Saler and Philip A. Schwartz will share responsibility for the day-to-day management of the International Core Growth Fund, the Emerging Countries Fund, and the international portion of the
Worldwide Growth Fund. Mr. Saler has over 13 years of experience in international investments. He is Senior Vice President at Pilgrim Investments and held a similar position with Lexington Management Corporation ("LMC") prior to that firm's recent acquisition by the parent company of Pilgrim Investments. Mr. Saler is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and the Pilgrim International Fund (formerly the Lexington Global Corporate Leaders Fund and the Lexington International Fund, respectively), and he is the lead manager for the latter fund. Mr. Saler has focused on international markets since joining LMC in 1986.

Mr. Schwartz has over 12 years experience in international investments. He is a Vice President at Pilgrim Investments, and held the same position with LMC prior to that firms' recent acquisition. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Schwartz is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and Pilgrim International Fund. Prior to joining LMC in 1993, he was Vice President of European Research Sales with Cheuvreux De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, Mr. Schwartz was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker.

Effective October 1, 2000, Andrew Chow will be primarily responsible for the day-to-day management of Convertible Fund. Prior to joining Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.

Following the assumption of portfolio management duties by Pilgrim Investments, portfolio turnover may be higher than usual in connection with the potential restructuring of the holdings of these Funds to reflect the management style of Pilgrim Investments. Such potential restructuring may result in transactional costs for the Funds and may result in accelerated capital gain distributions as a result of the turnover.

4.   CHANGE IN DESCRIPTION OF INVESTMENT  STRATEGY FOR PILGRIM  WORLDWIDE GROWTH
     FUND.

Effective October 1, 2000, the following disclosure will replace the disclosure under "Pilgrim Worldwide Growth Fund -- Investment Strategy" on page 30 of the
Prospectus:

     Under normal conditions the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which normally includes the U.S. The Fund normally invests at least 75% of its total assets in common stock. The Fund may invest in companies located in countries with emerging securities markets when the Adviser believes they present attractive investment opportunities.

     In considering common stock of U.S. companies, the Adviser selects companies that it believes have above average prospects for growth. The companies may have a large, medium or small market capitalization. The Adviser seeks companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years in the U.S. This trend-oriented approach is combined with fundamental research to guide stock selection and the structure of the U.S. portion of the portfolio.

     In considering the common stock of non-U.S. companies, the Adviser selects companies that it believes offer the best relative value in a number of different categories and, as a result, the best prospects for capital appreciation. Such categories may include, but are not limited to, companies affected by important socio-economic trends (as described above in the case of U.S. stock selection); companies based in certain regions; and companies operating in major economic sectors. This relative value seeking approach is combined with fundamental research to guide stock selection and the structure of the non-U.S. portion of the portfolio.

     From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks with reference to the corresponding breakdown of market capitalization in the major indices of global stocks and to other factors deemed appropriate by the Adviser.

5. AMENDMENT TO ADVISORY AGREEMENT FOR PILGRIM GROWTH OPPORTUNITIES FUND AND PILGRIM SMALLCAP OPPORTUNITIES FUND

At meetings held on August 25, 2000 and on August 29, 2000, respectively, shareholders of Pilgrim Growth Opportunities Fund ("Growth Opportunities Fund") and Pilgrim SmallCap Opportunities Fund ("SmallCap Opportunities Fund") approved an amendment to the Advisory Agreements of the Funds with Pilgrim Investments. The amendment has the effect of increasing the current management fee that each Fund pays of 0.75% per annum of each Fund's average daily net assets to 0.95% for Growth Opportunities Fund, and 1.00% for SmallCap Opportunities Fund.

The disclosure for Growth Opportunities Fund and SmallCap Opportunities Fund in the Prospectus section entitled "What You Pay to Invest" is revised to reflect the following:

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS (AS A % OF AVERAGE NET ASSETS)(1)

   Growth
Opportunities      Management                      Other        Operating
    Fund               Fee         12b-1 Fee      Expenses       Expenses
    ----               ---         ---------      --------       --------
   Class Q            0.95%           0.25%         0.34%          1.54%

  SmallCap
Opportunities      Management                      Other        Operating
    Fund               Fee         12b-1 Fee      Expenses       Expenses
    ----               ---         ---------      --------       --------
   Class Q            1.00%           0.25%         0.38%          1.63%

----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These expenses are based on each Fund's actual operating expenses for its most recent complete fiscal year, revised to reflect the new advisory fees of the Funds.

EXAMPLES

The following examples are intended to help compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind this is only an estimate -- actual expenses and performance may vary.

                                            1 year   3 years  5 years  10 years
                                            ------   -------  -------  --------
Growth Opportunities Fund - Class Q          $157     $486     $839     $1,835
SmallCap Opportunities Fund - Class Q        $166     $514     $887     $1,933


Please  be  advised  of  the  new  address  of  the  Pilgrim  Funds,   effective
immediately:

ING Pilgrim Funds
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE